                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09018

                        AMERICAN AADVANTAGE MILEAGE FUNDS
               (Exact name of registrant as specified in charter)

                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of principal executive offices) (Zip code)

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: DECEMBER 31, 2004

                  Date of reporting period: SEPTEMBER 30, 2004

ITEM 1. SCHEDULES OF INVESTMENTS.

The American AAdvantage Money Market Mileage Fund invests all of its investable assets in the AMR Investment Services Money Market Portfolio. The Schedule of Investments for the AMR Investment Services Money Market Portfolio for the fiscal quarter ended September 30, 2004 is provided below.

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004  (Unaudited)
--------------------------------------------------------------------------------

                                                                            PAR / SHARES       VALUE
                                                                            ------------    ------------
                                                                               (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (NOTE B) - 1.19%
Banc of America Securities, LLC, 1.87%, Due 10/1/2004                       $     55,000    $     55,000
                                                                                            ------------
       TOTAL REPURCHASE AGREEMENTS                                                                55,000
                                                                                            ------------

EURODOLLAR TIME DEPOSITS - 13.40%
ABN AMRO Bank, 1.88%, Due 10/1/2004                                              200,000         200,000
Den Danske Bank, 1.89%, Due 10/1/2004                                            150,000         150,000
Suntrust Bank, 1.938%, Due 10/1/2004                                              69,099          69,099
Union Band of Switzerland AG, 1.88%, Due 10/1/2004                               200,000         200,000
                                                                                            ------------
       TOTAL EURODOLLAR TIME DEPOSITS                                                            619,099
                                                                                            ------------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES (NOTE E) - 29.04%
Bank of Scotland Treasury Services plc, 1.92%, Due 3/14/2005                     197,360         197,444
Bank One, NA,
  1.68%, Due 1/27/2005                                                            25,000          25,005
  1.91%, Due 2/10/2005                                                            25,000          25,022
BNP Paribas Fin, 1.75%, Due 8/23/2005                                             60,000          59,975
BNP Paribas, 1.66%, Due 8/23/2005                                                100,000          99,958
Bayerische Landesbank,
  1.888%, Due 12/17/2004                                                         150,000         150,017
  1.70%, Due 5/9/2005                                                             75,000          75,019
Canadian Imperial Bank, 1.81%, Due 6/15/2005                                     100,000          99,976
Credit Susse First Boston Corporation, 3.94%, Due 9/26/2005                      150,000         150,046
Marshall and Ilsley Bank FSB, 1.63%, Due 4/25/2005                                50,000          50,004
National City Bank, 1.68%, Due 5/9/2005                                           50,000          50,004
Southtrust Bank,
  1.62%, Due 8/12/2005                                                           150,000         149,966
  1.97%, Due 9/29/2005                                                            64,000          64,023
Suntrust Bank, 1.60%, Due 10/3/2005                                              137,500         137,546
Wachovia Bank, NA, 1.69%, Due 10/19/2004                                           8,000           8,000
                                                                                            ------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                              1,342,005
                                                                                            ------------

VARIABLE RATE PROMISSORY NOTES (NOTE E) - 6.49%
Goldman Sachs Group, 1.77%, Due 8/9/2005                                         300,000         300,000
                                                                                            ------------
       TOTAL VARIABLE RATE PROMISSORY NOTES                                                      300,000
                                                                                            ------------

VARIABLE RATE FUNDING AGREEMENTS (NOTES A AND E) - 6.38%
General Electric Capital Assurance Company, 1.68%, Due 12/15/2004                100,000         100,000
Metropolitan Life Insurance Company, 1.88%, Due 11/22/2004                       195,000         195,000
                                                                                            ------------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                    295,000
                                                                                            ------------

ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES C AND D) - 0.45%
Preferred Receivables Funding Corporation, 1.645%, 11/10/2004                     11,000          10,980
Windmill Funding Corporation, 1.60%, 10/12/2004                                   10,000           9,995
                                                                                            ------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                        20,975
                                                                                            ------------

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004  (Unaudited)
--------------------------------------------------------------------------------

                                                                            PAR / SHARES       VALUE
                                                                            ------------    ------------
                                                                               (DOLLARS IN THOUSANDS)
VARIABLE RATE MEDIUM-TERM NOTES (NOTE E) - 42.86%
American Honda Finance Corporation,
  1.728%, Due 10/7/2004, 144A (Note C)                                            50,000          50,001
  1.72%, Due 1/13/2005                                                            25,000          25,011
  1.78%, Due 2/11/2005                                                            10,000          10,006
  1.67%, Due 4/11/2005                                                            60,000          60,040
Bank of America Corporation,
  1.913%, Due 10/22/2004                                                         130,140         130,164
Caterpillar Financial Services, 1.77%, Due 8/15/2005                              71,000          71,053
Citigroup, Incorporated,
  1.783%, Due 10/22/2004                                                          77,700          77,709
  1.78%, Due 2/7/2005                                                            170,965         171,029
Credit Suisse First Boston Corporation, 1.85%, Due 4/5/2005                       45,000          45,063
General Electric Capital Corporation, 1.868%, Due 10/17/2005                     180,000         180,000
Merrill Lynch & Company, Incorporated,
  1.91%, Due 1/13/2005                                                           124,000         124,125
  1.92%, Due 1/18/2005                                                            20,000          20,021
Monumental Global Funding II,
  1.74%, Due 7/1/2005, 144A (Note C)                                              87,000          87,105
  1.63%, Due 7/6/2005                                                             55,000          55,023
  2.01%, Due 9/2/2005, 144A (Note C)                                              25,000          25,053
Morgan Stanley and Company, Incorporated, 1.91%, Due 1/24/2005                   139,000         139,128
Paccar Financial Corporation,
  1.57%, Due 4/15/2005                                                            35,000          35,002
  1.53%, Due 7/11/2005                                                            50,000          49,994
  1.828%, Due 9/16/2005                                                           40,000          39,991
Salomon Smith Barney Holdings, Incorporated, 1.68%, Due 4/1/2005                 100,000         100,060
Toyota Motor Credit Corporation,
  1.60%, Due 1/14/2005                                                            50,000          50,007
  1.66%, Due 2/11/2005                                                            50,000          50,007
  1.849%, Due 6/22/2005                                                           41,500          41,491
USA Education, Incorporated, 1.99%, Due 10/25/2004                                78,500          78,518
US Bancorp, 2.03%, Due 9/16/2005                                                  20,000          20,034
Wells Fargo and Company,
  1.981%, Due 3/24/2005                                                           80,000          80,033
  2.00%, Due 9/29/2005                                                            15,000          15,011
  1.73%, Due 10/14/2005                                                          150,000         150,000
                                                                                            ------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                   1,980,679
                                                                                            ------------
TOTAL INVESTMENTS - 99.81% (COST $4,612,758)                                                   4,612,758
                                                                                            ------------

OTHER ASSETS, NET OF LIABILITIES - 0.19%                                                           8,686
                                                                                            ------------

TOTAL NET ASSETS - 100%                                                                     $  4,621,444
                                                                                            ============


Based on the cost of investments of $4,612,758 for federal income tax purposes at September 30, 2004, there was no unrealized appreciation or depreciation of investments.

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004  (Unaudited)
--------------------------------------------------------------------------------

                                                                            PAR / SHARES       VALUE
                                                                            ------------    ------------
                                                                               (DOLLARS IN THOUSANDS)

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00% - 5.50%, Due 2/1/2023 - 6/1/2033, Total Value - $56,100,000.

(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $183,134 or 3.96% of net assets.

(D) Rates associated with money market securities represent discount rate at time of purchase.

(E) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American AAdvantage Municipal Money Market Mileage Fund invests all of its investable assets in the AMR Investment Services Municipal Money Market Portfolio. The Schedule of Investments for the AMR Investment Services Municipal Money Market Portfolio for the fiscal quarter ended September 30, 2004 is provided below.

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004  (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Par / Shares       Value
                                                                                          ------------    ------------
                                                                                            (dollars in thousands)
MUNICIPAL OBLIGATIONS (NOTE A) -- 97.70%
ALABAMA -- 5.06%
Industrial Development Board of the City of Phenix City, Alabama-Environmental
  Improvement Revenue Bonds Series 2001A (Mead Coated Board Project), 1.76%,
  Due 3/1/2036, LOC Bank of Nova Scotia                                                   $      1,800    $      1,800
                                                                                                          ------------
    TOTAL ALABAMA                                                                                                1,800
                                                                                                          ------------

ARIZONA -- 4.22%
Industrial Development Authority of the City of Mesa, Arizona-Variable Rate Revenue
  Bonds-Series 199B (Discovery Health Systems), 1.64%, Due 1/1/2029, LOC MBIA                    1,500           1,500
                                                                                                          ------------
    TOTAL ARIZONA                                                                                                1,500
                                                                                                          ------------

COLORADO -- 9.29%
Moffat County, Colorado Pollution Control Revenue Bonds, Series 1984 (Ute
  Electric Company Project), Bond Insurance - Ambac Assurance Corporation,
  1.85%, Due 7/1/2010, SPA Societe Generale                                                      3,300           3,300
                                                                                                          ------------
    TOTAL COLORADO                                                                                               3,300
                                                                                                          ------------

FLORIDA -- 5.15%
Alachua County, Florida Housing Financial Authority, Multifamily Housing
  Revenue Bonds, Series 2001 (University Cove Apartment Project), 1.74%,
  Due 6/15/2034, LOC SouthTrust Bank, NA                                                         1,830           1,830
                                                                                                          ------------
    TOTAL FLORIDA                                                                                                1,830
                                                                                                          ------------

ILLINOIS -- 8.08%
Village of Richton Park, Illinois-Industrial Development Revenue Bonds-Series
  1997 (Avatar Corporation Project), 1.80%, Due 4/1/2027, LOC Fifth Third Bank                   1,800           1,800
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois,
  Series 1996 (Countryside Landfill Inc. Project), 1.77%, Due 4/1/2021,
  LOC JP Morgan Chase Bank                                                                       1,070           1,070
                                                                                                          ------------
    TOTAL ILLINOIS                                                                                               2,870
                                                                                                          ------------

INDIANA -- 5.09%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989
  (ND-Tech Corporation Project), 1.75%, Due 7/1/2009, LOC Societe Generale                       1,000           1,000
City of Garrett, Indiana, Variable Rate Economic Development Revenue Bonds,
  Series 1991 (Group Dekko Int'l Project), 1.75%, Due 12/1/2011, LOC Bank One                      810             810
                                                                                                          ------------
    TOTAL INDIANA                                                                                                1,810
                                                                                                          ------------

KENTUCKY -- 5.95%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001 (North
  American Stainless, L.P.), 1.53%, Due 5/1/2031, LOC Fifth Third Bank                           1,100           1,100
County of Breckinridge Kentucky, Kentucky Association of Counties Leasing Trust,
  Lease Program Revenue Bonds, Series 2001, 1.65%, Due 2/1/2031, LOC Fifth Third Bank            1,015           1,015
                                                                                                          ------------
  TOTAL KENTUCKY                                                                                                 2,115
                                                                                                          ------------

LOUISIANA -- 4.47%
Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series
  1997 (WPT Corporation Project), 1.75%, Due 12/1/2027, LOC JP Morgan Chase Bank                 1,589           1,589
                                                                                                          ------------
    TOTAL LOUISIANA                                                                                              1,589
                                                                                                          ------------

MARYLAND -- 3.94%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997,
  Issue I (The Grand), 1.66%, Due 6/1/2030, LOC Federal National Mortgage Association            1,400           1,400
                                                                                                          ------------
  TOTAL MARYLAND                                                                                                 1,400
                                                                                                          ------------

MICHIGAN -- 11.76%
Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,
  Series XII-X, Bond Insurance - Ambac Assurance Corporation, 1.75%,
  Due 9/1/2031, SPA Lloyds TSB                                                                   1,000           1,000
Michigan State Hospital Finance Authority, Hospital Equipment Loan Program Bonds,
  Series A, 1.66%, Due 12/1/2023, LOC National City Bank NA                                      1,300           1,300
Michigan State Housing Development Authority Variable Rate Limited Obligation
  Multifamily Housing Revenue Refunding Bonds, 1.67%, Due 6/1/2018, LOC Bank of New York         1,880           1,880
                                                                                                          ------------
  TOTAL MICHIGAN                                                                                                 4,180
                                                                                                          ------------

NEVADA -- 2.82%
Nevada Housing Division-Variable Rate Demand  Multi-Unit Housing Revenue Bonds-
  Series 2004 (Sundance Village Apartments), 1.70%, Due 10/1/2035, LOC Citibank                  1,000           1,000
                                                                                                          ------------
  TOTAL NEVADA                                                                                                   1,000
                                                                                                          ------------

NEW YORK -- 2.82%
New York City Municipal Water Finance Authority, Water and Sewer Revenue Bonds,
  Series 1993C Adjustable Rate Fiscal Bonds, 1.73%, Due 6/15/2022, LOC Financial
  Guaranty Insurance Company                                                                     1,000           1,000
                                                                                                          ------------
  TOTAL NEW YORK                                                                                                 1,000
                                                                                                          ------------

AMR INVESTMENT SERVICES MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2004  (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Par / Shares       Value
                                                                                          ------------    ------------
                                                                                            (dollars in thousands)
OHIO -- 4.78%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds,
  Series 2000B (Waste Management, Incorporated, Project), 1.83%, Due 7/1/2020,
  LOC Fleet National Bank                                                                        1,700           1,700
                                                                                                          ------------
  TOTAL OHIO                                                                                                     1,700
                                                                                                          ------------

PENNSYLVANIA -- 8.54%
Berks County Industrial Development Authority Manufacturing Facilities Revenue
  Bonds, Series 1995 (Grafika Commercial Printing Inc.), 1.81%, Due 9/1/2010,
  LOC First Union National Bank                                                                  1,035           1,035
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority
  Commercial Development Bonds (William Penn Plaza Project), 1.40%, Due 12/1/2016,
  LOC PNC Bank, NA                                                                               1,000           1,000
Delaware Valley,  Pennsylvania Regional Finance Authority (Bucks, Chester,
  Delaware and Montgomery Counties)-Local Government Revenue Bonds-Series 1986
  (Bi-Modal Multi-Term Format/Mode 1 Bonds, 1.69%, Due 8/1/2016, LOC Toronto Domion              1,000           1,000
                                                                                                          ------------
  TOTAL PENNSYLVANIA                                                                                             3,035
                                                                                                          ------------

TEXAS -- 12.49%
Brazos Harbor Industrial Development Corporation Solid Waste Disposal Revenue
  Bonds, Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.75%,
  Due 12/1/2024, LOC Bank of America Corporation                                                 1,500           1,500
City of Midlothian Texas Industrial Development Corporation, Environmental
  Facilities Revenue Bonds, Series 1999 (Holnam Texas Limited Partnership
  Profect) 1.67%, Due 9/1/2031, LOC Bank One                                                     1,200           1,200
Gulf Coast Waste Disposal Authority (Texas), Environmental Facilities Revenue
   Bonds, Series 2002 (Waste Corporation of Texas, L.P. Project), 1.76%,
   Due 9/1/2022, LOC - Wells Fargo Texas                                                         1,740           1,740
                                                                                                          ------------
   TOTAL TEXAS                                                                                                   4,440
                                                                                                          ------------

UTAH -- 3.24%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996
  (Holman, Inc. Project), 1.72%, Due 8/1/2031, LOC Wachovia Bank, NA                             1,150           1,150
                                                                                                          ------------
   TOTAL UTAH                                                                                                    1,150
                                                                                                          ------------
  TOTAL MUNICIPAL OBLIGATIONS                                                                                   34,719
                                                                                                          ------------
                                                                                             Shares
                                                                                          ------------
OTHER INVESTMENTS -- 2.19%
Dreyfus Municipal Cash Management Plus                                                           5,254               5
Federated Municipal Obligations Fund                                                           664,738             665
BlackRock Provident MuniCash Fund                                                              109,415             109
                                                                                                          ------------

TOTAL OTHER INVESTMENTS                                                                                            779
                                                                                                          ------------

TOTAL INVESTMENTS -- 99.89% (COST $35,498)                                                                      35,498
                                                                                                          ------------

OTHER ASSETS, NET OF LIABILITIES -- 0.11%                                                                           41
                                                                                                          ------------

TOTAL NET ASSETS -- 100%                                                                                  $     35,539
                                                                                                          ============


Based on the cost of investments of $35,498 for federal income tax purposes at September 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American AAdvantage U.S. Government Money Market Mileage Fund invests all of its investable assets in the AMR Investment Services U.S. Government Money Market Portfolio. The Schedule of Investments for the AMR Investment Services U.S. Government Money Market Portfolio for the fiscal quarter ended September 30, 2004 is provided below.

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004  (UNAUDITED)

                                                         Par / Shares        Value
                                                         ------------    -------------
                                                            (dollars in thousands)
REPURCHASE AGREEMENTS (NOTE A) - 43.71%
Banc of America Securities, LLC, 1.87%, Due 10/1/2004    $     65,000    $     65,000
Goldman Sachs Tri Party, 1.89%, Due 10/1/2004                  68,872          68,872
                                                                         ------------
     TOTAL REPURCHASE AGREEMENTS                                              133,872
                                                                         ------------

U.S. GOVERNMENT AGENCY INSTRUMENTS - 56.26%
Federal Home Loan Bank,
  Discount Note, 1.08%, Due 12/3/2004 (Note B)                  1,082           1,080
  Discount Note, 1.90%, Due 12/22/2004 (Note B)                 1,000             996
  Variable Rate Note, 1.75%, Due 7/26/2005 (Note C)            15,000          14,997
  Variable Rate Note, 1.585%, Due 8/2/2005 (Note C)            15,000          14,998
  Variable Rate Note, 1.483%, Due 10/5/2005 (Note C)            5,000           4,997
Federal Home Loan Mortgage Corporation,
  Discount Note, 1.09%, Due 10/20/2004 (Note B)                 1,000             999
  Discount Note, 1.60%, Due 11/1/2004 (Note B)                  2,000           1,997
  Discount Note, 1.60%, Due 11/2/2004 (Note B)                  2,225           2,222
  Discount Note, 1.60%, Due 11/9/2004 (Note B)                 11,000          10,981
  Discount Note, 1.87%, Due 12/1/2004 (Note B)                  5,000           4,984
  Discount Note, 1.87%, Due 12/2/2004 (Note B)                 10,000           9,968
  Discount Note, 1.86%, Due 12/14/2004 (Note B)                10,000           9,962
  Variable Rate Note, 1.825%, Due 9/9/2005 (Note C)             5,000           5,001
Federal National Mortgage Association,
  Discount Note, 1.09%, Due 10/1/2004 (Note B)                  5,000           5,000
  Discount Note, 1.60%, Due 10/13/2004 (Note B)                 5,600           5,597
  Discount Note, 1.60%, Due 10/27/2004 (Note B)                 2,330           2,327
  Discount Note, 1.56%, Due 11/1/2004 (Note B)                  5,000           4,993
  Discount Note, 1.61%, Due 11/3/2004 (Note B)                 11,680          11,663
  Discount Note, 1.65%, Due 11/3/2004 (Note B)                  2,735           2,731
  Discount Note, 1.07%, Due 11/12/2004 (Note B)                 2,944           2,940
  Discount Note, 1.69%, Due 11/17/2004 (Note B)                10,000           9,978
  Discount Note, 1.87%, Due 12/1/2004 (Note B)                  3,400           3,389
  Discount Note, 1.09%, Due 12/10/2004 (Note B)                 3,000           2,994
  Discount Note, 1.09%, Due 12/16/2004 (Note B)                 1,275           1,272
  Discount Note, 1.97%, Due 1/7/2005 (Note B)                   5,000           4,973
  Variable Rate Note, 1.47%, Due 10/3/2005 (Note C)            16,300          16,290
  Variable Rate Note, 1.618%, Due 12/9/2005 (Note C)           15,000          14,989
                                                                         ------------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                 172,318
                                                                         ------------

TOTAL INVESTMENTS - 99.97% (COST $306,190)                                    306,190
                                                                         ------------

OTHER ASSETS, NET OF LIABILITIES - 0.03%                                          102
                                                                         ------------

TOTAL NET ASSETS - 100%                                                  $    306,292
                                                                         ============

Based on the cost of investments of $306,190 for federal income tax purposes at September 30, 2004, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00 - 6.00%, Due 3/1/2024-7/1/2034, Total Value - $66,300,000;
         and at Goldman Sachs, 6.00%, Due 9/1/2034, Total Value - $70,249,000.

AMR INVESTMENT SERVICES U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004  (UNAUDITED)

                                                         Par / Shares        Value
                                                         ------------    -------------
                                                            (dollars in thousands)

(B)      Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN AADVANTAGE MILEAGE FUNDS

By: /s/ William F. Quinn
    ---------------------
    William F. Quinn
    President

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    ---------------------
    William F. Quinn
    President

Date: November 24, 2004


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 24, 2004